Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2023
Judicial Deposits
Schedule of detailed information about judicial deposits

	2023	2022

Judicial deposits	689,739	1,377,560

Civil	286,430	974,482
Labor	68,202	117,583
Tax	220,842	184,435
Regulatory	115	113
Online attachment(i)	114,150	100,947